UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2017

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 91.2%
----------------------------------------------------------------------------------------------------------

                                                                      Face Amount(1)         Value
                                                                      --------------         -----
AUSTRALIA -- 12.0%
   APT Pipelines
       Callable 04/15/2027 @ $100
       4.250%, 07/15/2027 ............................................. $ 200,000          $ 205,764
   Australia & New Zealand Banking Group
       Callable 06/15/2026 @ $100
       6.750%, VAR USD ICE Swap 11:00 NY 5
           Yr+5.168% 12/29/2049 .......................................   600,000            678,000
   Commonwealth Bank of Australia
       4.500%, 12/09/2025 .............................................   500,000            523,124
   Incitec Pivot Finance MTN
       Callable 05/03/2027 @ $100
       3.950%, 08/03/2027 .............................................   450,000            452,431
   Macquarie Bank
       Callable 03/08/2027 @ $100
       6.125%, VAR USD Swap Semi 30/360 5 Year
           Curr+3.703% 12/29/2049 .....................................   600,000            620,820
   Mirvac Group Finance MTN
       Callable 12/18/2026 @ $100
       3.625%, 03/18/2027 .............................................   700,000            689,090
   QBE Insurance Group
       Callable 12/02/2024 @ $100
       6.750%, VAR USD Swap Semi 30/360 10 Year
           Curr+4.300% 12/02/2044 .....................................   300,000            337,791
       Callable 06/17/2026 @ $100
       5.875%, VAR USD Swap Semi 30/360 10 Year
           Curr+4.395% 06/17/2046 .....................................   300,000            323,513
   Santos Finance MTN
       Callable 06/14/2027 @ $100
       4.125%, 09/14/2027 .............................................   450,000            445,242
   Virgin Australia Holdings
       7.875%, 10/15/2021 .............................................   400,000            416,500
   Westpac Banking
       Callable 09/21/2027 @ $100
       5.000%, VAR USD ICE Swap 11:00 NY 5
           Yr+2.888% 09/21/2065 .......................................   800,000            799,135
                                                                                           ---------
                                                                                           5,491,410
                                                                                           ---------


                                                       1


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                      Face Amount(1)         Value
                                                                      --------------         -----

BERMUDA -- 0.8%
   Qatar Reinsurance
       Callable 09/13/2022 @ $100
       4.950%, VAR USD Swap Semi 30/360 5 Year
           Curr+2.786% 12/29/2048 ..................................... $ 350,000          $ 348,250

CHINA -- 43.6%
   Bank of China
       5.000%, 11/13/2024 .............................................   200,000            214,967
   Bank of Qingdao MTN
       Callable 09/19/2022 @ $100
       5.500%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+3.761% 12/29/2049 ...........................   200,000            199,700
   Baoxin Auto Finance I
       Callable 12/15/2019 @ $100
       8.750%, VAR US Treas Yield Curve Rate T Note
           Const Mat 3 Yr+12.616% 12/29/2049 ..........................   680,000            727,182
   CCB Life Insurance
       Callable 04/21/2022 @ $100
       4.500%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+2.680% 04/21/2077 ...........................   500,000            513,936
   CCTI 2017
       3.625%, 08/08/2022 .............................................   500,000            497,786
   Charming Light Investments MTN
       5.000%, 09/03/2024 .............................................   300,000            319,928
   China Aoyuan Property Group
       Callable 09/13/2020 @ $103
       5.375%, 09/13/2022 .............................................   400,000            396,568
   China Evergrande Group
       Callable 03/23/2020 @ $104
       8.250%, 03/23/2022 .............................................   400,000            414,226
   China New Town Finance I
       5.500%, 05/06/2018 ...............................   CNY         5,700,000            856,773
   China Reinsurance Finance
       3.375%, 03/09/2022 .............................................   350,000            348,285
   China South City Holdings
       5.750%, 03/09/2020 .............................................   390,000            380,543
   Chinalco Capital Holdings
       4.250%, 04/21/2022 .............................................   450,000            460,293
   Chong Hing Bank
       Callable 07/26/2022 @ $100
       3.876%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+2.030% 07/26/2027 ...........................   200,000            200,207


                                                       2


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                      Face Amount(1)         Value
                                                                      --------------         -----

   CNRC Capitale
       Callable 06/02/2022 @ $100
       3.900%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+6.075% 12/31/2049 ........................... $ 300,000          $ 303,001
   COSL Singapore Capital MTN
       4.500%, 07/30/2025 .............................................   450,000            473,364
   Dawn Victor
       5.500%, 06/05/2018 .............................................   400,000            403,543
   eHi Car Services
       Callable 08/14/2020 @ $103
       5.875%, 08/14/2022 .............................................   450,000            460,679
   Fantasia Holdings Group
       Callable 07/05/2020 @ $104
       7.950%, 07/05/2022 .............................................   350,000            350,364
   Far East Horizon MTN
       Callable 06/14/2022 @ $100
       4.350%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+7.620% 12/31/2049 ...........................   800,000            804,302
   Franshion Brilliant
       Callable 01/03/2023 @ $100
       4.000%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+5.238% 12/31/2049 ...........................   400,000            399,784
       Callable 01/03/2023 @ $100
       4.000%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+5.238% 12/31/2049 ...........................   300,000            299,501
   Golden Wheel Tiandi Holdings
       8.250%, 11/03/2019 .............................................   550,000            560,940
   HeSteel Hong Kong
       4.250%, 04/07/2020 .............................................   400,000            402,182
   Hilong Holding
       7.250%, 06/22/2020 .............................................   500,000            496,949
   Huachen Energy
       6.625%, 05/18/2020 .............................................   600,000            583,442
   Huarong Finance
       Callable 01/24/2022 @ $100
       4.500%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+7.773% 12/29/2049 ...........................   300,000            307,605
   Huarong Finance II MTN
       4.875%, 11/22/2026 .............................................   200,000            207,995
   KWG Property Holding
       Callable 03/15/2020 @ $103
       6.000%, 09/15/2022 .............................................   700,000            719,482


                                                       3


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                      Face Amount(1)         Value
                                                                      --------------         -----

   Lenovo Perpetual Securities MTN
       Callable 03/16/2022 @ $100
       5.375%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+6.257% 12/29/2049 ........................... $ 450,000          $ 459,564
   Logan Property Holdings
       Callable 05/23/2020 @ $103
       5.250%, 02/23/2023 .............................................   300,000            294,746
   Longfor Properties
       3.875%, 07/13/2022 .............................................   400,000            404,926
   Minmetals Bounteous Finance BVI
       4.750%, 07/30/2025 .............................................   300,000            323,874
       4.200%, 07/27/2026 .............................................   200,000            208,785
   Postal Savings Bank of China
       Callable 09/27/2022 @ $100
       4.500%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+2.634% 09/27/2166 ...........................   400,000            398,600
   Powerlong Real Estate Holdings
       5.950%, 07/19/2020 .............................................   300,000            299,448
   Proven Honour Capital
       4.125%, 05/06/2026 .............................................   500,000            514,938
   Shanhai Hong Kong International Investments
       3.875%, 04/20/2020 .............................................   500,000            504,468
   Shui On Development Holding
       Callable 06/20/2022 @ $100
       6.400%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+7.627% 12/31/2049 ...........................   550,000            572,175
   Times Property Holdings
       Callable 04/26/2020 @ $102
       5.750%, 04/26/2022 .............................................   260,000            258,974
   Unigroup International Holdings
       6.000%, 12/10/2020 .............................................   700,000            739,830
   Voyage Bonds
       3.375%, 09/28/2022 .............................................   200,000            199,561
   Wanda Properties International
       7.250%, 01/29/2024 .............................................   400,000            398,654
   Weichai International Hong Kong Energy Group
       Callable 09/14/2022 @ $100
       3.750%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+6.084% 12/29/2049 ...........................   500,000            498,141
   Xin Jiang Guang Hui Industry Investment Group
       7.875%, 03/30/2020 .............................................   500,000            495,213


                                                       4


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                      Face Amount(1)         Value
                                                                      --------------         -----

   Xingtao Assets
       Callable 10/09/2018 @ $100
       3.300%, 10/09/2022 ...............................   EUR           600,000         $  708,462
   Yida China Holdings
       6.950%, 04/19/2020 ..............................................   400,000            378,214
                                                                                          ----------
                                                                                          19,962,100
                                                                                          ----------
HONG KONG -- 13.7%
   Bank of East Asia
       Callable 05/18/2022 @ $100
       5.625%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+3.682% 12/31/2049 ...........................   700,000            718,809
   China Cinda Finance MTN
       4.400%, 03/09/2027 .............................................   400,000            410,976
   China City Construction International
       5.350%, 07/03/2017 (A) (B) .......................   CNY         3,355,828            351,734
   China Great Wall International Holdings III MTN
       3.875%, 08/31/2027 .............................................   400,000            391,928
   CK Hutchison Capital Securities 17
       Callable 05/12/2022 @ $100
       4.000%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+2.070% 12/31/2049 ...........................   500,000            509,713
   Nan Fung Treasury MTN
       3.875%, 10/03/2027 .............................................   300,000            295,037
   Nanyang Commercial Bank
       Callable 06/02/2022 @ $100
       5.000%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+3.205% 12/31/2049 ...........................   450,000            450,004
   New World China Land
       4.750%, 01/23/2027 .............................................   560,000            584,242
   Nuoxi Capital
       4.575%, 04/20/2020 .............................................   200,000            201,353
   Ocean Wealth II
       5.500%, 06/08/2019 ...............................   CNY         9,000,000          1,381,913
   RKP Overseas Finance 2016 A
       Callable 02/17/2022 @ $100
       7.950%, 12/29/2049 .............................................   370,000            386,312
   Sun Hung Kai & BVI
       4.650%, 09/08/2022 .............................................   300,000            300,739
   United Photovoltaics Group
       8.250%, 01/25/2020 .............................................   300,000            302,387
                                                                                          ----------
                                                                                           6,285,147
                                                                                          ----------


                                                       5


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                      Face Amount(1)         Value
                                                                      --------------         -----

INDIA -- 2.9%
   Adani Transmission
       4.000%, 08/03/2026 ............................................. $ 400,000          $ 401,241
   BPRL International Singapore Pte MTN
       4.375%, 01/18/2027 .............................................   200,000            207,902
   Hindustan Petroleum
       4.000%, 07/12/2027 .............................................   300,000            302,785
   Neerg Energy
       Callable 02/13/2020 @ $103
       6.000%, 02/13/2022 .............................................   400,000            412,404
                                                                                           ---------
                                                                                           1,324,332
                                                                                           ---------
INDONESIA -- 5.6%
   ABM Investama
       Callable 08/01/2020 @ $104
       7.125%, 08/01/2022 .............................................   400,000            417,442
   Alam Synergy Pte
       Callable 10/30/2017 @ $103
       6.950%, 03/27/2020 .............................................   250,000            256,875
   Alam Synergy Pte
       Callable 04/24/2020 @ $103
       6.625%, 04/24/2022 ..............................................   200,000            198,376
   Indika Energy Capital II Pte
       Callable 04/10/2020 @ $103
       6.875%, 04/10/2022 .............................................   500,000            520,906
   Jababeka International BV
       Callable 10/05/2020 @ $103
       6.500%, 10/05/2023 .............................................   200,000            208,581
   Medco Straits Services Pte
       Callable 08/17/2020 @ $104
       8.500%, 08/17/2022 .............................................   500,000            524,293
   PB International BV
       Callable 01/26/2020 @ $104
       7.625%, 01/26/2022 .............................................   400,000            425,401
                                                                                           ---------
                                                                                           2,551,874
                                                                                           ---------
JAPAN -- 2.6%
   Asahi Mutual Life Insurance
       Callable 01/24/2022 @ $100
       7.250%, VAR USD Swap Semi 30/360 5 Year
           Curr+6.340% 12/31/2049 .....................................   750,000            817,213


                                                       6


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                      Face Amount(1)         Value
                                                                      --------------         -----

   Sumitomo Life Insurance
       Callable 09/14/2027 @ $100
       4.000%, VAR ICE LIBOR USD 3 Month+2.993%
           09/14/2077 ................................................. $ 400,000         $ 392,842
                                                                                          ---------
                                                                                          1,210,055
                                                                                          ---------
MACAU -- 1.3%
   Wynn Macau
       Callable 10/01/2020 @ $102
       4.875%, 10/01/2024 .............................................   600,000           611,250
                                                                                           --------
MALAYSIA -- 1.8%
   Gohl Capital
       4.250%, 01/24/2027 .............................................   300,000           309,309
   Parkway Pantai MTN
       Callable 07/27/2022 @ $100
       4.250%, VAR US Treas Yield Curve Rate T Note
           Const Mat 5 Yr+4.430% 12/31/2049 ...........................   500,000           508,500
                                                                                           --------
                                                                                            817,809
                                                                                           --------
MONGOLIA -- 1.0%
   Mongolia Government International Bond MTN
       10.875%, 04/06/2021 .............................................   400,000           464,105
                                                                                           --------
SINGAPORE -- 2.9%
   BOC Aviation MTN
       Callable 06/18/2027 @ $100
       3.500%, 09/18/2027 .............................................   200,000           198,472
   Geo Coal International Pte
       Callable 10/04/2020 @ $104
       8.000%, 10/04/2022 .............................................   500,000           493,960
   Golden Legacy
       Callable 06/07/2019 @ $104
       8.250%, 06/07/2021 .............................................   300,000           326,174
   STATS ChipPAC
       Callable 11/24/2018 @ $104
       8.500%, 11/24/2020 .............................................   300,000           324,000
                                                                                          ---------
                                                                                          1,342,606
                                                                                          ---------
SOUTH KOREA -- 0.9%
   Shinhan Bank MTN
       3.750%, 09/20/2027 .............................................   200,000           197,008


                                                       7


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------------------

                                                                      Face Amount(1)         Value
                                                                      --------------         -----

   Woori Bank MTN
       4.750%, 04/30/2024 ............................................. $ 200,000         $ 207,984
                                                                                          ---------
                                                                                            404,992
                                                                                          ---------
SWITZERLAND -- 0.5%
   Credit Suisse Group
       7.125%, 12/29/2049 .............................................   200,000           215,750
                                                                                           --------
UNITED KINGDOM -- 1.6%
   HSBC Holdings
       Callable 05/22/2027 @ $100
       6.000%, 12/31/2049 (C) .........................................   700,000           732,130
                                                                                           --------
   TOTAL CORPORATE OBLIGATIONS
       (Cost $41,204,388) .............................................                  41,761,810
                                                                                         ----------

----------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 2.8%
----------------------------------------------------------------------------------------------------------

                                                                           Shares
                                                                           ------

UNITED KINGDOM -- 2.8%
   db x-trackers II - Harvest CSI China Sovereign
       Bond UCITS ETF* ................................................    38,558           818,779
   db x-trackers II Iboxx USD Liquid Asia Ex-Japan
       Corporate Bond UCITS ETF* ......................................     3,778           448,222
                                                                                        -----------
   TOTAL EXCHANGE TRADED FUNDS
       (Cost $1,284,920) ..............................................                   1,267,001
                                                                                        -----------

----------------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.7%
----------------------------------------------------------------------------------------------------------

UNITED STATES -- 0.7%
   Altisource Residential REIT ........................................    18,080           200,869
   Uniti Group REIT ...................................................     8,600           126,076
                                                                                        -----------
   TOTAL COMMON STOCK
       (Cost $482,144) ................................................                     326,945
                                                                                        -----------
TOTAL INVESTMENTS-- 94.7%
   (Cost $42,971,452)..................................................                 $43,355,756
                                                                                        ===========


                                                       8


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2017, is as follows:

                                                                                      Unrealized
                       Settlement           Currency           Currency to           Appreciation
Counterparty              Date             to Deliver            Receive            (Depreciation)
----------------------------------------------------------------------------------------------------------
CreditSuisse
First Boston      10/10/17 - 11/02/17     CNY 71,037,436       USD 10,559,831        $  (108,389)

CreditSuisse
First Boston           10/20/17           EUR    600,000       USD    714,378              4,576

CreditSuisse
First Boston      10/23/17 - 11/02/17     USD 10,000,000       CNY 67,653,300            159,090
                                                                                     ------------
                                                                                          55,277
                                                                                     ------------

Percentages are based on Net Assets of $45,779,411

*    Non-income producing security.
(1)  In U S dollars unless otherwise indicated.
(A)  Level 3 security in accordance with fair value hierarchy.
(B) Security in default While management expects to receive the full amount of the principle disclosed, there is a risk that, given capital controls in place in mainland China, amounts ultimately received may be materially different from those disclosed herein and receipt of those proceeds may be significantly delayed or may not occur at all.
(C) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
+ At September 30, 2017, the tax basis cost of the Fund's investments was $43,971,452, and the unrealized appreciation and depreciation were $948,505 and $(564,201) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CNY -- China Yuan Renminbi
ETF -- Exchange Traded Fund
EUR -- Euro
ICE -- Intercontinental Exchange
LIBOR -- London Interbank Offered Rate
MTN -- Medium Term Note
REIT -- Real Estate Investment Trust
UCITS -- Undertakings for Collective Investment in Transferable Securities
USD -- US Dollar VAR -- Variable Rate Security

                                                       9


THE ADVISORS' INNER CIRCLE FUND                                                    HARVEST FUNDS
                                                                                   INTERMEDIATE BOND
                                                                                   SEPTEMBER 30, 2017
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------


Investments in Securities                    Level 1          Level 2           Level 3^          Total
----------------------------------------------------------------------------------------------------------
  Common Stock                            $   326,945       $         --       $      --     $    326,945
  Corporate Obligations                            --         41,410,076         351,734       41,761,810
  Exchange Traded Funds                     1,267,001                 --              --        1,267,001
                                          ---------------------------------------------------------------------
Total Investments in Securities           $ 1,593,946       $ 41,410,076       $ 351,734     $ 43,355,756
                                          =====================================================================

Other Financial Instruments                  Level 1          Level 2           Level 3           Total
----------------------------------------------------------------------------------------------------------
  Forwards
    Unrealized Appreciation               $        --       $    163,666       $      --     $    163,666
    Unrealized Depreciation                        --           (108,389)             --         (108,389)
                                          ---------------------------------------------------------------------
Total Other Financial Instruments         $        --       $     55,277       $      --     $     55,277
                                          =====================================================================

* Forward foreign currency contracts are valued at the net unrealized appreciation and depreciation on the instrument.

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended September 30, 2017, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


HGI-QH-001-0900


                                                       10


ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        The Advisors' Inner Circle
Fund

                                                    /s/ Michael Beattie
By (Signature and Title)                            -------------------
                                                    Michael Beattie
                                                    President

Date: November 22, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                                    /s/ Michael Beattie
By (Signature and Title)                            -------------------
                                                    Michael Beattie
                                                    President

Date: November 22, 2017

                                                    /s/ Stephen Connors
By (Signature and Title)                            --------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO

Date: November 22, 2017